SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Country of Incorporation	Canada
Digatrade Financial Corp. [Member]
Disclosure of detailed information about business combination [line items]
Entity	Digatrade Financial Corp.
Country of Incorporation	Canada
Functional Currency	Canadian Dollar
Digatrade Limited [Member]
Disclosure of detailed information about business combination [line items]
Entity	Digatrade Limited
Country of Incorporation	Canada
Holding Interest	100.00%
Functional Currency	Canadian Dollar
Digatrade (UK) Limited [Member]
Disclosure of detailed information about business combination [line items]
Entity	Digatrade (UK) Limited
Country of Incorporation	United Kingdom
Holding Interest	100.00%
Functional Currency	Pounds Sterling
Digatrade Limited 1 [Member]
Disclosure of detailed information about business combination [line items]
Entity	Digatrade Limited
Country of Incorporation	USA
Holding Interest	100.00%
Functional Currency	US Dollar